Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Classes of financial assets [domain] $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 107,294,445	$ 3,272,170	$ 94,232,032
Loss allowance (Lifetime ECLs)	(407,133)	(12,416)	(332,756)
Net Amount	$ 106,887,312	$ 3,259,754	$ 93,899,276
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 98,650,390	$ 3,008,551	$ 87,272,289
Loss allowance (Lifetime ECLs)	(31,490)	(960)	(11,118)
Net Amount	98,618,900	3,007,591	87,261,171
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	6,644,672	202,643	4,915,827
Loss allowance (Lifetime ECLs)	(4,262)	(130)	(1,521)
Net Amount	$ 6,640,410	$ 202,513	$ 4,914,306
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,431,402	$ 43,654	$ 1,334,335
Loss allowance (Lifetime ECLs)	(57,708)	(1,760)	(17,260)
Net Amount	$ 1,373,694	$ 41,894	$ 1,317,075
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	70.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 472,061	$ 14,397	$ 251,769
Loss allowance (Lifetime ECLs)	(229,042)	(6,985)	(131,650)
Net Amount	$ 243,019	$ 7,412	$ 120,119
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 95,920	$ 2,925	$ 457,812
Loss allowance (Lifetime ECLs)	(84,631)	(2,581)	(171,207)
Net Amount	$ 11,289	$ 344	$ 286,605
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%